[ING LOGO] AMERICAS US Legal Services Gina M. Butch Paralegal (860) 723-2274 Fax: (860) 723-2215 May 3, 2004 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans
File Nos. 33-75996* and 811-2512
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus, Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 ("Amendment No. 30") for Variable Annuity Account B of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 30 which was declared effective on May 1, 2004. The text of Amendment No. 30 was filed electronically on April 15, 2004.

If you have any questions, please call the undersigned at 860-723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation